1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

September 23, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,768

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,768 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust (the “Fund”):

iShares Future AI & Tech ETF

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

The Amendment is being filed to reflect the following material changes to the Fund’s prior annual update filing, Post-Effective Amendment No. 2,688, filed pursuant to Rule 485(b), which became effective on December 1, 2023. The Amendment also reflects other non-material changes as the Trust deems appropriate.

The following information is provided to assist the staff of the U.S. Securities and Exchange Commission in its review of the Amendment.

The changes, as highlighted below, to the Fund’s ticker, name, underlying index, fiscal year end, and investment objective, and corresponding changes to the Fund’s principal investment strategies, took effect on August 12, 2024.

Comparison of the Fund’s Ticker, Name, Underlying Index, and Investment Objective

Prior Ticker	New Ticker	Prior Fund Name	New Fund Name	Prior Underlying Index	New Underling Index
IRBO	ARTY	iShares Robotics and Artificial Intelligence Multisector ETF	iShares Future AI & Tech ETF	NYSE FactSet Global Robotics and Artificial Intelligence Index	Morningstar® Global Artificial Intelligence Select IndexSM

BRUSSELS CHICAGO FRANKFURT HOUSTON LONDON LOS ANGELES MILAN

MUNICH NEW YORK PALO ALTO PARIS ROME SAN FRANCISCO WASHINGTON

September 23, 2024

Prior Fiscal Year End	New Fiscal Year End	Prior Investment Objective	New Investment Objective
July 31	March 31	The Fund seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in robotics technologies and artificial intelligence.	The Fund seeks to track the investment results of an index composed of U.S. and non-U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services.

The Fund’s Revised Principal Investment Strategies

The Fund seeks to track the investment results of the Morningstar Global Artificial Intelligence Select Index (the “Underlying Index”), which measures the performance of equity securities issued by companies with exposure to artificial intelligence (“AI”) technologies, including generative AI, AI data and infrastructure, AI software, and AI services (each an “AI subtheme”), as determined by the equity research team of Morningstar, Inc. (the “Index Provider” or “Morningstar”).

The Underlying Index is a subset of the Morningstar Global Markets Index (the “Parent Index”), which represents approximately the top 97% of the global investable equity market capitalization. The eligible universe of securities in the Underlying Index includes the Parent Index, excluding companies in India or the People’s Republic of China and companies with average three-month trailing daily trading volume less than $2 million and float market capitalization of less than $300 million.

The Index Provider scores companies in the eligible universe on a four-point thematic exposure scale based on exposure to at least one AI subtheme and then assigns each company to one of three tiers (i.e., Tier 1, Tier 2 or Tier 3). Morningstar considers each company’s role in the AI subtheme value chain, expected net profit increase from exposure to at least one AI subtheme and the portion of revenue expected to be derived from each AI subtheme over the next five years. Companies with a score of 2 or higher on the generative AI subtheme are assigned to Tier 1, and the rest are classified as either Tier 2 or Tier 3. All companies with a score of at least 2 across any one of the three other AI subthemes (i.e., Al data and infrastructure, Al services, or Al software) are assigned to Tier 2. Companies with an aggregate score of at least 3 across all four AI subthemes are also assigned to Tier 2. All remaining companies with a non-zero score on at least one AI subtheme are assigned to Tier 3. The Index Provider then ranks the companies to emphasize thematic purity and exposure to the generative AI subtheme according to the following ranking criteria (in descending order)

•	Tier 1 companies are preferred over Tier 2 companies, and Tier 2 companies are preferred over Tier 3 companies.

•	Generative AI subtheme score (highest to lowest).

•	Aggregate score across all 4 subthemes (highest to lowest).

•	Current index constituents are given preference.

•	Current total market capitalization, with preference to smaller market capitalization over larger market capitalization.

September 23, 2024

Morningstar generally includes the top 50 companies in the Underlying Index, subject to adjustments for corporate actions.

The Underlying Index is weighted by float-adjusted market capitalization; however, the aggregate weight of Tier 3 securities cannot exceed 10%, and the excess weight is redistributed proportionally to Tier 1 and Tier 2 securities. Additionally, the weight of any one Tier 1, Tier 2 or Tier 3 security, respectively, cannot exceed 6%, 3% and 3%, with the excess weight distributed proportionally within each Tier. If the aggregate weight of securities with a weight of at least 4.5% exceeds 22.5%, then Morningstar caps the weight of any one security at 6% and the sum of securities at 22.5%, with excess weight redistributed proportionally within each Tier.

The Underlying Index is rebalanced quarterly on the third Friday of March, June and September (effective the following business day) and reconstituted and rebalanced annually following the third Friday of December (effective the following business day). To remain in the Underlying Index, current constituents must have an average three-month daily trading volume of at least $1.6 million and a free-float market capitalization of at least $240 million at the annual reconstitution.

As of July 10, 2024, the Underlying Index consisted of 48 issuers from the following seven countries or regions: Canada, France, Japan, South Korea, Taiwan, the United Kingdom and the U.S. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of July 10, 2024, a significant portion of the Underlying Index is represented by securities of companies in the technology and AI industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

September 23, 2024

The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

*  *  *

The Amendment follows the general format used by previous filings of the Trust and much of the disclosure is substantially similar to that in previous filings of the Trust. As an example, the Amendment follows the format used by, and much of the disclosure is substantially similar to, Post-Effective Amendment No. 2,725, filed pursuant to Rule 485(a)(1) on April 18, 2024 relating to iShares iBoxx $ High Yield Corporate Bond ETF, which was reviewed by the Staff and became effective on June 28, 2024. The Trust notes that each Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

The operations of the Funds, the description of the shares offered, and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1285.

Sincerely,

/s/ Anne C. Choe
Anne C. Choe

cc:	Marisa Rolland

Adithya Attawar

Jennifer Kerslake

Timothy Kahn

Michael Gung

George Rafal

Toree Ho

Luis Mora

Robert Harrington

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).